Significant Accounting Policies (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2016	$ 5
Balance at December 31, 2017	(47)
Total accumulated other comprehensive income (loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2016	5 [1]
Foreign currency translation adjustment	(78)
Unrealized gain on marketable securities	26
Balance at December 31, 2017	$ (47)

[1]	consist solely of the foreign currency translation adjustment